Accounting Policies and Recent Accounting Pronouncements - Additional Information (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Lessee	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) Lessee	Jun. 30, 2020 USD ($) Lessee Lease	Jun. 30, 2019 USD ($) Lessee	Dec. 31, 2019 USD ($) Lease	Jan. 01, 2020 USD ($)
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery		$ 14,881,000			$ 841,000
Fair value of net investment in direct financing and sales-type leases	$ 374,862,000	299,275,000		$ 374,862,000		$ 299,275,000
Net investment in direct financing and sales-type leases	356,510,000	295,303,000		356,510,000		295,303,000
Fair value of container leaseback financing receivable	272,792,000	267,551,000		272,792,000		267,551,000
Net of container leaseback financing receivable	270,796,000	271,658,000		270,796,000		271,658,000
Fair value of long-term debt	3,567,363,000	3,798,683,000		3,567,363,000		3,798,683,000
Long-term debt	3,647,993,000	3,797,729,000		3,647,993,000		3,797,729,000
Addition to net fair value	472,000	167,000		472,000		167,000
Notional amounts	1,391,000,000			1,391,000,000
Pre-tax gain (loss) on cash flow hedging instruments	590,000			528,000
Derivative instruments are designated			$ 0		0
Notional amount of non-designated interest rate swap and cap agreements	616,000,000	920,500,000		616,000,000		920,500,000
Unrealized (loss) gain on derivative instruments, net	1,342,000		$ (10,099,000)	(13,595,000)	$ (15,837,000)
Allowance for credit losses as result of adoption	877,183,000	866,458,000		877,183,000		866,458,000
Revision of Prior Period Accounting Standards Update Adjustment | ASU 2016-03
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Allowance for credit losses as result of adoption							$ 892,000
Accumulated Gain (Loss), Cash Flow Hedge Instruments
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Pre-tax gain (loss) on cash flow hedging instruments	4,393,000			13,251,000
Interest Rate Swaps
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Notional amounts	$ 775,000,000	110,000,000		$ 775,000,000		$ 110,000,000
Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee	0		0	0	0
Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease				0		0
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis	$ 24,379,000	$ 22,217,000		$ 24,379,000		$ 22,217,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use	0		$ 0	0	$ 0
Impairment charges to write-off containers			8,450,000		7,730,000
Gain on container recovery	1,558,000		612,000	1,558,000	1,343,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Asset impairment charges	$ 2,754,000		$ 2,468,000	$ 7,341,000	$ 3,988,000
TL
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	50.10%			50.10%
Tap Funding Limited
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	49.90%			49.90%